Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.89600%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,869,918.40

Principal:
Principal Collections	$30,130,885.65
Prepayments in Full	$15,366,884.39
Liquidation Proceeds	$27,231.00
Recoveries	$0.00
Sub Total	$45,525,001.04
Collections	$51,394,919.44

Purchase Amounts:
Purchase Amounts Related to Principal	$43,458.13
Purchase Amounts Related to Interest	$353.31
Sub Total	$43,811.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,438,730.88

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,438,730.88
Servicing Fee	$1,130,049.85	$1,130,049.85	$0.00	$0.00	$50,308,681.03
Interest - Class A-1 Notes	$837,085.19	$837,085.19	$0.00	$0.00	$49,471,595.84
Interest - Class A-2a Notes	$1,236,583.33	$1,236,583.33	$0.00	$0.00	$48,235,012.51
Interest - Class A-2b Notes	$982,666.67	$982,666.67	$0.00	$0.00	$47,252,345.84
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$45,126,752.09
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$44,840,814.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,840,814.59
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$44,645,717.59
Second Priority Principal Payment	$7,686,525.86	$7,686,525.86	$0.00	$0.00	$36,959,191.73
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$36,819,582.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,819,582.56
Regular Principal Payment	$172,009,758.75	$36,819,582.56	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,438,730.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$7,686,525.86
Regular Principal Payment					$36,819,582.56
Total					$44,506,108.42

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$44,506,108.42	$167.95	$837,085.19	$3.16	$45,343,193.61	$171.11
Class A-2a Notes	$0.00	$0.00	$1,236,583.33	$4.73	$1,236,583.33	$4.73
Class A-2b Notes	$0.00	$0.00	$982,666.67	$4.91	$982,666.67	$4.91
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$44,506,108.42	$33.82	$5,802,572.61	$4.41	$50,308,681.03	$38.23

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$179,696,284.61	0.6780992	$135,190,176.19	0.5101516
Class A-2a Notes	$261,250,000.00	1.0000000	$261,250,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,230,476,284.61	0.9351687	$1,185,970,176.19	0.9013438

Pool Information
Weighted Average APR	4.945%	4.959%
Weighted Average Remaining Term	54.27	53.52
Number of Receivables Outstanding	38,957	38,166
Pool Balance	$1,356,059,825.62	$1,310,444,278.59
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,237,653,726.71	$1,196,489,758.75
Pool Factor	0.9395029	0.9078997

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$113,954,519.84
Targeted Overcollateralization Amount	$156,637,476.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$124,474,102.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$47,087.86
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$47,087.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0417%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0004%
Prior Collection Period			0.0004%
Current Collection Period			0.0424%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		138	$47,910.78
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$47,910.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0033%

Average Realized Loss for Receivables that have experienced a Realized Loss			$347.18
Average Net Loss for Receivables that have experienced a Realized Loss			$347.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	175	$7,629,360.77
61-90 Days Delinquent	0.09%	26	$1,211,555.06
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.67%	201	$8,840,915.83

Repossession Inventory:
Repossessed in the Current Collection Period		7	$336,629.77
Total Repossessed Inventory		8	$362,922.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0025%
Prior Collection Period			0.0436%
Current Collection Period			0.0681%
Three Month Average			0.0381%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0925%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	111	$4,793,600.94
2 Months Extended	111	$4,935,718.81
3+ Months Extended	16	$621,785.90

Total Receivables Extended	238	$10,351,105.65
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer